Basis of preparation	6 Months Ended
Jun. 30, 2026
Interim Financial Reporting [Abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements of AngloGold Ashanti plc (“AngloGold Ashanti” or the “Group”) have been prepared in compliance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
These condensed consolidated interim financial statements should be read in conjunction with the Group’s audited consolidated financial statements and the notes thereto as at and for the year ended 31 December 2025.
The condensed consolidated interim financial statements in this report have been prepared in accordance with the historical cost convention, except for certain financial instruments, which are stated at fair value. The Group’s accounting policies used in the preparation of these condensed consolidated interim financial statements are consistent with those used in the Group’s audited financial statements as at and for the year ended 31 December 2025.
1.2. Error in the classification of deferred taxation assets and liabilities and current taxation liability
During the prior year, the Group identified a prior period error relating to the classification of deferred taxation assets and liabilities and current taxation liability, with regards to its operations in Brazil. The error arose as a result of an incorrect accounting and associated tax treatment for Mineral Reserve development and brownfields exploration costs in the local statutory accounts, resulting in an understatement of the current tax liability for the financial years 2020 to 2024. After consultation with external tax and legal advisors, the total outstanding tax liability for the financial years 2020 to 2024 was quantified and fully settled in December 2025.
The impact of the revision on the Taxation note for the six months ended 30 June 2025 is detailed below. The impact on the statement of financial position was disclosed in the consolidated financial statements for the year ended 31 December 2025. The revision had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its income statement and statement of cash flows. The
Group determined the error is not material.

	Six months ended 30 June 2025
US Dollar millions	Previously reported	Adjustments	Revised

Taxation (Note 5)
Current year	409	21	430
Current taxation	400	21	421

Current year	26	(21)	5
Deferred taxation	27	(21)	6